Schedule I Condensed Financial Information of Parent Company	3 Months Ended
Mar. 31, 2022
Parent Company [Member]
Schedule I Condensed Financial Information of Parent Company [Line Items]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
	December 31, 2020	December 31, 2021
Assets
Current assets:
Cash and cash equivalents	$1,600	$357,008
Prepaid expenses and other current assets	126	—
Amount due from subsidiaries	3,081	—
Total Current Assets	4,807	357,008
Property, plant and equipment, net	3	—
Other non-current assets	377	—
Investments in subsidiaries	6,122	690,032
Total Assets	$11,309	$1,047,040

Liabilities
Current liabilities:
Amount due to inter-company	—	359,202
Accrued expenses and other current liabilities	—	35
Income tax payables	557	—
Bonds payable	64,432	—
Total Current Liabilities	64,989	359,237
Deposit liability for Series B2 Preferred	21,792	—
Warrant liability	—	1,105
Total Liabilities	$86,781	$360,342

	December 31, 2020	December 31, 2021
Mezzanine Equity (Note 18 and Note 20)

Series C1 Preferred (US$0.0001 par value; 26,757,258 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)	$80,581	$—
Series C2 Preferred (US$0.0001 par value; 20,249,450 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)	81,966	—
Series D1 Preferred (US$0.0001 par value; 22,311,516 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 30, 2021)	146,583	—
Total Mezzanine Equity	$309,130	$—

Shareholders’ Deficit
Common Stock (par value of US$0.0001 per share, 240,450,000 and 750,000,000 shares authorized as of December 31, 2020 and 2021; 99,028,297 and 300,530,516 shares issued, and 99,028,297 and 298,843,016 shares outstanding as of December 31, 2020 and 2021)	$6	$30
Additional paid-in capital	—	1,306,034
Statutory reserves	6,032	6,032
Accumulated deficit	(397,996)	(632,099)
Accumulated other comprehensive income	7,356	6,701
Total Shareholders’ (Deficit)/Equity	(384,602)	686,698
Total Liabilities, Mezzanine Equity and Shareholders’ Equity	$11,309	$1,047,040

	Year Ended December 31,
	2019	2020	2021
Revenues from subsidiaries	$289	$199	$—
Gross profit	289	199	—

Operating expenses:
General and administrative expenses	(2,360)	(3,340)	(2,424)
Total operating expenses	(2,360)	(3,340)	(2,424)
Subsidy income	—	224	—
Loss from operations	(2,071)	(2,917)	(2,424)

Other income and expenses:
Interest income	134	38	10
Loss on changes in fair value of Bridge Notes	—	—	(9,861)
Gain on change in fair value of warrant liability	—	—	2,469
Other expense, net	—	—	59
Loss before provision for income taxes	(1,937)	(2,879)	(9,747)
Income tax expense	—	—	—
Loss from investment in subsidiaries	(55,603)	(30,746)	(196,736)
Net loss attributable to Microvast Holdings, Inc.	$(57,540)	$(33,625)	$(206,483)

	Year Ended December 31,
	2019	2020	2021
Net loss	$(57,540)	$(33,625)	$(206,483)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(3,965)	16,622	(655)

Total comprehensive loss attributable to Microvast Holdings, Inc.	$(61,505)	$(17,003)	$(207,138)

	Year Ended December 31,
	2019	2020	2021
Net cash used in operating activities	(6,736)	(3,398)	(2,846)
Cash flows from investing activities
Purchases of property, plant and equipment	—	(380)	(18,465)
Investment in subsidiaries	—	—	(354,014)
Net cash used in investing activities	—	(380)	(372,479)
Cash flows from financing activities
Cash received from the trust account upon Merger, net of transaction costs	—	—	223,605
Cash received from PIPE investors upon Merger	—	—	482,500
Issuance of Bridge Notes	—	—	57,500
Payment to exited noncontrolling interests	—	—	(32,872)
Net cash generated from financing activities	—	—	730,733
(Decrease)/increase in cash, cash equivalents and restricted cash	(6,736)	(3,778)	355,408
Cash, cash equivalents and restricted cash at beginning of the period	12,114	5,378	1,600
Cash, cash equivalents and restricted cash at end of the period	$5,378	$1,600	$357,008